Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000231157 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000231157 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000231157 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000231157 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000231157 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000231157 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000231157 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000231157 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000231157 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000231157 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000231157 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[2]
C000231157 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[2]
C000231157 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[2]
C000231157 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
C000231157 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
C000231157 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000231157 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000231157 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000231157 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000231157 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000231157 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000231157 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000231157 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[2]
C000231158 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000231158 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000231158 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000231158 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000231158 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000231158 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000231158 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000231158 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000231158 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000231158 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000231158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[4]
C000231158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[4]
C000231158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[4]
C000231158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[4]
C000231158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000231158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000231158 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[4]
C000231158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000231158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000231158 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000231158 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000231158 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000231158 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[4]
C000231156 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000231156 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000231156 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000231156 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000231156 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000231156 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000231156 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000231156 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000231156 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000231156 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000231156 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[6]
C000231156 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[6]
C000231156 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[6]
C000231156 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[6]
C000231156 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[6]
C000231156 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[6]
C000231156 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[6]
C000231156 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[6]
C000231156 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[6]
C000231156 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000231156 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[6]
C000231156 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000231156 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[6]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.